Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS PORTFOLIO TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSDWS Total Return Bond FundThe following information replaces existing similar disclosure in the “FEES AND EXPENSES” section of the summary section of the fund’s prospectus and under the “Management Fee” sub-heading in the “WHO MANAGES AND OVERSEES THE FUND”section of the fund’s prospectus:The Advisor has contractually agreed through May 31, 2024 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at ratios no higher than 0.80%, 1.55%, 1.05%, 0.55%, 0.55% and 0.55% for Class A, Class C, Class R, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.Please Retain This Supplement for Future Reference
DWS Total Return Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSDWS Total Return Bond FundThe following information replaces existing similar disclosure in the “FEES AND EXPENSES” section of the summary section of the fund’s prospectus and under the “Management Fee” sub-heading in the “WHO MANAGES AND OVERSEES THE FUND”section of the fund’s prospectus:The Advisor has contractually agreed through May 31, 2024 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at ratios no higher than 0.80%, 1.55%, 1.05%, 0.55%, 0.55% and 0.55% for Class A, Class C, Class R, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.Please Retain This Supplement for Future Reference